UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2002


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. Limited Partnership
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President, LIM Corp.,
       General Partner,
       Longfellow Investment Management, Co. Limited Partnership
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley  Boston, MA  January 17, 2002


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    31
Form 13F information Table Value Total:    $121,448

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Water Works Company,  COM              030411102     4921   108200 SH       SOLE                   108200
CNA Surety Corporation         COM              12612L108     1797   228900 SH       SOLE                   228900
Cablevision Systems New York G COM              12686c104      782    46715 SH       SOLE                    46715
Charter Communications, Inc.   COM              16117m107       82    69685 SH       SOLE                    69685
CoorsTek, Inc.                 COM              217020106     1625    63600 SH       SOLE                    63600
DIANON Systems, Inc.           COM              252826102     2147    45000 SH       SOLE                    45000
Dole Food Company, Inc.        COM              256605106     6516   200000 SH       SOLE                   200000
Household International, Inc.  COM              441815107     7231   260000 SH       SOLE                   260000
Hughes Electronics - GM class  COM              370442832     6109   570900 SH       SOLE                   570900
Inktomi Corporation            COM              457277101     3126  1954000 SH       SOLE                  1954000
Intertrust Technologies Corpor COM              46113q109     6535  1544900 SH       SOLE                  1544900
Methanex Corporation           COM              59151K108     1257   150000 SH       SOLE                   150000
NCS Healthcare, Inc.           COM              628874109     1615   300100 SH       SOLE                   300100
Northrop Grumman Corp.         COM              666807102     5009    51638 SH       SOLE                    51638
OraPharma, Inc.                COM              68554e106     6582   899200 SH       SOLE                   899200
Panamerican Beverages, Inc.    COM              p74823108     3013   145000 SH       SOLE                   145000
Petroleum Geo-Services ASA (PG COM              716597109      286   714866 SH       SOLE                   714866
Pharmacia Corporation          COM              71713u102     9154   219000 SH       SOLE                   219000
Philip Morris Companies Inc.   COM              718154107     4864   120000 SH       SOLE                   120000
Quintiles Transnational Corp.  COM              748767100     3824   316000 SH       SOLE                   316000
Rational Software Corporation  COM              75409p202     5195   500000 SH       SOLE                   500000
Royal Caribbean Cruises Ltd.   COM              V7780T103     3757   224945 SH       SOLE                   224945
Synaptic Pharmaceutical Corpor COM              87156r109     3531   557000 SH       SOLE                   557000
Syncor International Corporati COM              87157j106     4159   150000 SH       SOLE                   150000
TVX Gold Inc.                  COM              87308k309      299    19000 SH       SOLE                    19000
Telesp Celular Participacoes S COM              87952L108     1075   352465 SH       SOLE                   352465
Ticketmaster                   COM              88633p203     6359   299650 SH       SOLE                   299650
Triangle Pharmaceuticals, Inc. COM              89589h104     7128  1200000 SH       SOLE                  1200000
Tyco International Ltd.        COM              902124906     3580   209700 SH       SOLE                   209700
Unilab Corporation             COM              904763208     6625   362000 SH       SOLE                   362000
eBenX Inc.                     COM              278668108     3267   686400 SH       SOLE                   686400